Submission	Jun. 30, 2026
Submission [Line Items]
Central Index Key	0001467093
Registrant Name	Scorpio Gold Corp.
Form Type	F-10
Submission Type	F-10
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A